Equity share capital and share premium (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of authorized shares

	March 31,
Authorized shares	2023	2024
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.008 ($ 0.0001) each	500,000,000	500,000,000
Class A shares of INR 0.008 ($ 0.0001) each	10,000,000	10,000,000
Class F shares of INR 0.008 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.008 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

Schedule of changes in share capital and share premium

Ordinary shares

	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2022	62,585,836	842	20,286,474
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	1,062,091	8	102,325
Balance as at March 31, 2023	63,647,927	850	20,388,799

Balance as at April 1, 2023	63,647,927	850	20,388,799
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	906,052	7	122,679
Own shares repurchased	(1,440,424)
Balance as at March 31, 2024	63,113,555	857	20,511,478

Schedule of Classes of Shares Outstanding

The Company has following classes of shares outstanding as follows:

		Number of shares as at
Class of shares	Nominal value	March 31, 2023	March 31, 2024
Ordinary shares*	$0.0001	59,400,888	61,258,684
Class A shares #	$0.0001	2,392,168	-
Class F shares	$0.0001	1,854,871	1,854,871

*	For movement in class A shares to Ordinary shares, refer to note 6.

#	Norwest Venture Partners X, LP and Norwest Venture Partners IX, LP, holding 1,196,084 and 1,196,084 Class A shares, respectively, have converted their Class A shares into 1,196,084 and 1,196,084 ordinary shares, respectively i.e. in the exchange ratio of 1:1, on February 15, 2024.

Schedule of changes in treasury shares

For details of shares reserved for issuance under the warrant agreement with Innoven, a non banking finance company and Macquarie Corporate Holding Pty Limited, refer to Note 36.

Treasury shares

	Numbers of Shares	Amount
Balance as at April 1, 2022	999	11,219
Exercise of options	-	-
	999	11,219

Balance as at April 1, 2023	999	11,219
Own shares repurchased*	1,440,424	210,933
Balance as at March 31, 2024	1,441,423	222,152

*	pursuant to buyback of ordinary shares approved by the board of directors.